BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account A

Brighthouse Prime Options

Supplement dated May 25, 2023 to the Prospectus dated May 1, 2023

This supplement revises information in the prospectus dated May 1, 2023 for Brighthouse Prime Options variable annuity contracts issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”) to reflect an increase to the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (1) GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level variation of the GLWB rider, and (2) GLWB Withdrawal Rates (but not GLWB Lifetime Guarantee Rates) available under the FlexChoice Access Expedite variation of the GLWB rider. These changes are effective June 12, 2023 and this supplement explains which rates you will receive if you purchase a contract.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like a copy of the prospectus, write to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, or call us at (888) 243-1932, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Contracts issued prior to June 12, 2023 will receive the FlexChoice Access GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates indicated in the May 1, 2023 prospectus.

Contracts issued on and after June 12, 2023 will receive the new FlexChoice Access GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates indicated below.

New FlexChoice Access GLWB Rate Table effective June 12, 2023

Under “Living Benefits—Guaranteed Lifetime Withdrawal Benefit—GLWB Rate Table” in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, 1) replace the “—” in the column “Date Last Available” with “06/11/23,” and 2) insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FlexChoice Access Level

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge

06/12/23[1]	—	5.00%	10th Contract Anniversary	59 1⁄2	Your Spouse’s Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1⁄2 to less than 65	4.50%	4.50%	3.50%
						65+	5.50%	5.50%	4.50%

SUPP-FCPO-0523

FlexChoice Access Expedite

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/12/23[1]	—	5.00%	10th Contract Anniversary	59 1⁄2	Your Spouse’s Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1⁄2 to less than 65	6.00%	79 or younger	2.50%	2.00%
								80+	3.00%	2.25%
						65+	8.00%	79 or younger	3.00%	2.25%
								80+	3.00%	2.25%

1.	FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.

2.

When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE